Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2065 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2065 Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom 2065 Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom 2065 Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Annual Return 2020	16.98%
Annual Return 2021	15.73%
Annual Return 2022	(18.50%)
Fidelity Advisor Freedom 2065 Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom 2065 Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019